Employee Benefit Plans (Details 2) (Pension, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension
Defined Benefit Plan Disclosure
Minimum required contribution for the 2014 plan year	$ 1,300,000
Change in projected benefit obligation:
Balance at the beginning of the period	15,342,000	14,217,000
Service cost	1,174,000	1,168,000	931,000
Interest cost	646,000	667,000	604,000
Actuarial gain	(1,991,000)	(458,000)
Benefits paid	(319,000)	(252,000)
Balance at the end of the period	14,852,000	15,342,000	14,217,000
Change in plan assets:
Fair value at the beginning of the period	11,707,000	10,034,000
Actual return on plan assets	2,220,000	1,193,000
Employer contribution		766,000
Expenses paid	(76,000)	(34,000)
Benefits paid	(319,000)	(252,000)
Fair value at the end of the period	13,532,000	11,707,000	10,034,000
Funded status at end of year	(1,320,000)	(3,635,000)
Accumulated benefit obligation	$ 12,298,000	$ 12,564,000